Debt (Details) - Schedule of Obtained Loans from External Parties - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Schedule of Obtained Loans from External Parties [Abstract]
Total interest payable		$ 47	$ 35
Total debt and interest payable	$ 528	$ 522	$ 510